PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 987,209		¥ 1,056,051
Less: accumulated depreciation	522,719		479,418
Property and equipment, net	464,490	$ 71,186	576,633
Office buildings
Property, Plant and Equipment [Line Items]
Property and equipment	285,867		285,867
Assets pledged as collateral	197,737
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment	48,253		53,223
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	409,682		474,839
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 243,407		¥ 242,122